Acquisitions and Dispositions (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Y	Nov. 01, 2010
Business Acquisition [Line Items]
Weighted average amortization period	8.6
Total value of amortizable intangible assets acquired		$ 9,551
Value of Business Acquired [Member]
Business Acquisition [Line Items]
Weighted average amortization period	8.2
Acquired Finite-lived Intangible Asset, Amount		9,210
Value Of Distribution Agreements And Customer Relationships Acquired [Member]
Business Acquisition [Line Items]
Weighted average amortization period	10.3
Acquired Finite-lived Intangible Asset, Amount		$ 341